Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer International Bond Fund))	0 Months Ended
	Jan. 28, 2013
Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%
Class B
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.89%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.89%
Class C
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.71%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.71%
Class I
Operating Expenses:
Management Fees	0.50%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.07%	[2]
Total Annual Fund Operating Expenses	0.57%	[2]
Fee Waiver and/or Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.57%	[2]
Class N
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver and/or Expense Reimbursement	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%
Class Y
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. These limitations may not be amended or withdrawn until one year after the date of this prospectus.
[2]	Estimated expenses for the first full year that Class I shares are offered.